GOODWILL AND INTANGIBLES - Goodwill and Intangibles from Discontinued Operations (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized intangible assets:
Gross Carrying Amount	$ 221,077	$ 23,311
Accumulated Amortization	(22,252)	(4,225)
Net Carrying Value	198,825	19,086
Nonamortized intangible assets
Goodwill	126,686
Total	221,977
Net carrying value, including nonamortizable assets	199,725
Media | Discontinued Operations
Amortized intangible assets:
Gross Carrying Amount	100,169
Accumulated Amortization	(618)
Net Carrying Value	99,551
Nonamortized intangible assets
Mastheads	45,849
Goodwill	126,686
Total	272,704
Net carrying value, including nonamortizable assets	272,086
Media | Advertiser Relationships | Discontinued Operations
Amortized intangible assets:
Gross Carrying Amount	58,269
Accumulated Amortization	(359)
Net Carrying Value	57,910
Media | Customer Relationships | Discontinued Operations
Amortized intangible assets:
Gross Carrying Amount	5,666
Accumulated Amortization	(35)
Net Carrying Value	5,631
Media | Subscriber Relationships | Discontinued Operations
Amortized intangible assets:
Gross Carrying Amount	35,966
Accumulated Amortization	(221)
Net Carrying Value	35,745
Media | Trade Name | Discontinued Operations
Amortized intangible assets:
Gross Carrying Amount	268
Accumulated Amortization	(3)
Net Carrying Value	$ 265